Quarterly Holdings Report
for

Fidelity® Canada Fund

July 31, 2021

CAN-QTLY-0921
1.804819.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
		Shares	Value
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 2.7%
TELUS Corp.		1,087,200	$24,147,413
Interactive Media & Services - 0.2%
VerticalScope Holdings, Inc.		72,900	1,704,467
Media - 0.6%
Shaw Communications, Inc. Class B		176,800	5,163,988
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc. Class B (non-vtg.)		293,500	14,980,827

TOTAL COMMUNICATION SERVICES			45,996,695

CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 1.9%
Restaurant Brands International, Inc.		242,500	16,545,046
Multiline Retail - 2.1%
Dollarama, Inc.		401,900	18,925,637
Specialty Retail - 0.1%
Diversified Royalty Corp. (a)		184,600	426,137
Textiles, Apparel & Luxury Goods - 0.5%
Canada Goose Holdings, Inc. (b)		106,900	4,537,852

TOTAL CONSUMER DISCRETIONARY			40,434,672

CONSUMER STAPLES - 9.6%
Beverages - 0.5%
GURU Organic Energy Corp. (b)		212,200	2,840,446
GURU Organic Energy Corp.		112,400	1,354,097
			4,194,543
Food & Staples Retailing - 8.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		1,194,300	48,141,509
George Weston Ltd.		46,500	4,822,195
Metro, Inc.		346,495	17,969,082
Neighbourly Pharmacy, Inc.		35,978	850,714
North West Co., Inc.		216,500	6,309,667
			78,093,167
Personal Products - 0.2%
Jamieson Wellness, Inc. (c)		69,600	1,950,875

TOTAL CONSUMER STAPLES			84,238,585

ENERGY - 11.8%
Energy Equipment & Services - 0.2%
Computer Modelling Group Ltd.		480,800	1,672,549
Oil, Gas & Consumable Fuels - 11.6%
Canadian Natural Resources Ltd.		893,598	29,488,161
Enbridge, Inc.		650,400	25,638,564
Parkland Corp. (a)		206,200	6,563,163
PrairieSky Royalty Ltd. (a)		1,511,018	16,931,734
Suncor Energy, Inc.		1,197,400	23,571,773
			102,193,395

TOTAL ENERGY			103,865,944

FINANCIALS - 30.6%
Banks - 19.3%
Royal Bank of Canada (a)		866,900	87,676,691
The Toronto-Dominion Bank		1,234,600	82,085,660
			169,762,351
Capital Markets - 4.7%
Brookfield Asset Management, Inc. (Canada) Class A		774,806	41,826,855
Insurance - 6.6%
Fairfax Financial Holdings Ltd. (sub. vtg.)		29,300	12,342,355
Intact Financial Corp.		133,425	18,180,707
Sun Life Financial, Inc.		528,400	27,521,186
			58,044,248

TOTAL FINANCIALS			269,633,454

HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Andlauer Healthcare Group, Inc.		135,100	4,761,420
dentalcorp Holdings Ltd. (b)		165,300	1,937,068
			6,698,488
INDUSTRIALS - 12.4%
Commercial Services & Supplies - 2.0%
GFL Environmental, Inc.		511,900	17,831,977
Professional Services - 2.2%
Thomson Reuters Corp.		180,300	19,105,210
Road & Rail - 8.2%
Canadian National Railway Co.		145,950	15,858,434
Canadian Pacific Railway Ltd.		761,400	56,537,429
			72,395,863

TOTAL INDUSTRIALS			109,333,050

INFORMATION TECHNOLOGY - 9.5%
IT Services - 4.1%
CGI, Inc. Class A (sub. vtg.) (b)		197,700	17,984,108
Shopify, Inc. Class A (b)		12,200	18,315,646
			36,299,754
Software - 5.4%
ApplyBoard, Inc. (d)(e)		1,677	180,980
ApplyBoard, Inc. (non-vtg.) (d)(e)		414	44,678
Constellation Software, Inc.		14,500	23,226,383
Dye & Durham Ltd.		238,200	9,006,007
Open Text Corp.		296,928	15,422,358
			47,880,406

TOTAL INFORMATION TECHNOLOGY			84,180,160

MATERIALS - 13.4%
Chemicals - 2.9%
Nutrien Ltd.		427,981	25,446,963
Containers & Packaging - 1.5%
CCL Industries, Inc. Class B		227,500	13,047,151
Metals & Mining - 8.5%
Franco-Nevada Corp.		286,900	45,888,823
Lundin Mining Corp.		657,500	5,992,125
Wheaton Precious Metals Corp.		496,300	22,925,432
			74,806,380
Paper & Forest Products - 0.5%
Western Forest Products, Inc.		3,025,683	4,680,641

TOTAL MATERIALS			117,981,135

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Allied Properties (REIT)		187,800	6,880,681
Real Estate Management & Development - 0.3%
Colliers International Group, Inc.		19,400	2,489,221
Information Services Corp.		15,300	346,936
			2,836,157

TOTAL REAL ESTATE			9,716,838

TOTAL COMMON STOCKS
(Cost $454,142,837)			872,079,021

Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (d)(e)		2,063	222,636
Series A2 (d)(e)		1,615	174,289
Series A3 (d)(e)		92	9,929
Series D (d)(e)		4,504	486,066
Series Seed (d)(e)		617	66,586
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $770,130)			959,506
		Principal Amount	Value

Convertible Bonds - 0.3%
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
Cineplex, Inc. 5.75% 9/30/25 (Cost $1,772,420)(c)	CAD	2,715,000	2,872,555
		Shares	Value

Money Market Funds - 12.5%
Fidelity Cash Central Fund 0.06% (f)		4,502,922	4,503,822
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)		105,967,021	105,977,618
TOTAL MONEY MARKET FUNDS
(Cost $110,481,440)			110,481,440
TOTAL INVESTMENT IN SECURITIES - 111.9%
(Cost $567,166,827)			986,392,522
NET OTHER ASSETS (LIABILITIES) - (11.9)%			(105,183,170)
NET ASSETS - 100%			$881,209,352

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,823,430 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,185,164 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ApplyBoard, Inc.	6/4/21 - 6/30/21	$85,688
ApplyBoard, Inc. (non-vtg.)	6/30/21	$44,290
ApplyBoard, Inc. Series A1	6/4/21	$133,582
ApplyBoard, Inc. Series A2	6/4/21	$104,573
ApplyBoard, Inc. Series A3	6/4/21	$5,957
ApplyBoard, Inc. Series D	6/4/21	$486,066
ApplyBoard, Inc. Series Seed	6/4/21	$39,952

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$794
Fidelity Securities Lending Cash Central Fund	54,487
Total	$55,281

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$648,015	$41,054,389	$37,198,646	$64	$--	$4,503,822	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	3,722,233	602,224,763	499,969,378	--	--	105,977,618	0.3%
Total	$4,370,248	$643,279,152	$537,168,024	$64	$--	$110,481,440

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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